Profit for the Year (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit for the Year [Abstract]
Cost of inventories recognized as expenses	$ 10,583,791	$ 20,398,829	$ 35,094,050
Taxes and surcharges	130,728	112,108	180,302
Cost of sales	10,714,519	20,510,936	35,274,352
Depreciation of property, plant and equipment	671,262	1,172,809	1,137,831
Amortization of land use rights and trademarks	13,992	14,545	14,307
Amortization of subsidies prepaid to distributors			401,259
Amortization of prepayments and premiums under operating leases	96,743	104,206	105,340
Provision (Reversal) of inventory obsolescence	(145,747)	196,124	101,256
Provision of bad debt allowance	1,028,972
Provision of impairment loss in property		13,311,557
Profit for the year	$ 1,665,222	$ 14,799,241	$ 1,759,993